Note Employee benefits (Change in accumulated other comprehensive income loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss	$ 294,792	$ 289,233
Recognized During Year [Abstract]
Actuarial losses	(19,521)	(17,860)
Ocurring During Year [Abstract]
Net acturial losses	20,318	23,419
Total Increase in AOCL	797	5,559
Accumulated other comprehensive loss	295,589	294,792
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss	13,699	13,588
Recognized During Year [Abstract]
Actuarial losses	(1,328)	(1,244)
Ocurring During Year [Abstract]
Net acturial losses	3,206	1,355
Total Increase in AOCL	1,878	111
Accumulated other comprehensive loss	$ 15,577	$ 13,699